Fair Value (Aggregate Fair Value, Contractual Balance And Gain Or Loss) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Fair Value [Abstract]
Aggregate fair value	$ 17,385	$ 1,124
Contractual balance	17,008	1,120
Gain	$ 377	$ 4